ASSET RETIREMENT OBLIGATIONS (ARO)	12 Months Ended
Dec. 31, 2023
Asset Retirement Obligations
ASSET RETIREMENT OBLIGATIONS (ARO)

16. ASSET RETIREMENT OBLIGATIONS (ARO)

	December 31,	December 31,
	2023	2022

Balance at January 1	$1,425	$1,398
Additional obligations recognized	515	263
Change in discount rates	(54)	(268)
Accretion	80	32
Balance at December 31	$1,966	$1,425

The Company’s asset retirement obligation results from its ownership interest in oil and natural gas assets including well sites and gathering systems. The total future site restoration obligation is estimated based on the Company’s net ownership interest in all wells and facilities, estimated costs to reclaim and abandon these wells and facilities and the estimated timing of the costs to be incurred in future years. The Company has estimated the net present value of ARO to be $1,966 as at December 31, 2023 (2022 - $1,425) based on an undiscounted total future liability of $2,833 (2022 - $1,958). These payments are expected to be made over the next 12 years with the majority of costs to be incurred between 2024 and 2032. The discount factor, which is the risk-free rate related to the liability, is 4.15% (2022: 4.11%) and the inflation rate was 2.33% (2022: 2.49%).